LEASES (Tables)	6 Months Ended
Jun. 30, 2019
LEASES
Schedule of associated lease liabilities

	ROU - Land use	ROU -	ROU -
	Rights	Buildings	Equipment	Total
	$	$	$	$
Costs:
Balance, applied January 1, 2019	3,634,227	1,371,759	178,179	5,184,165
Additions	—	—	21,238	21,238
Balance, June 30, 2019	3,634,227	1,371,759	199,417	5,205,403

Accumulated Depreciation:
Balance, applied January 1, 2019	181,711	449,664	22,560	653,935
Amortization during period	60,570	109,488	17,833	187,891
Balance, June 30, 2019	242,281	559,152	40,393	841,826

Carrying value:
June 30, 2019	3,391,946	812,607	159,024	4,363,577
December 31, 2018	—	—	—	—

Schedule of lease liabilities

The following table reconciles the opening and ending balances of the lease liabilities:

$
Lease liabilities recognized at January 1, 2019	4,729,324
Lease liability additions during the period ended June 30, 2019	23,345
Lease payments	(314,671)
Interest incurred	175,975
Balance, June 30, 2019	4,613,973

Schedule of maturity analysis of operating lease payments	Contractual Undiscounted Cash Flows:

$
Within 1 year	580,451
1 - <3 years	1,718,534
3 - <5 years	770,195
Over 5 years	7,066,668
Balance, June 30, 2019	10,135,848